Taxation (Tables)	12 Months Ended
Dec. 31, 2017
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Components of Tax Expense (Benefit)	The components of tax benefit for 2017 and 2016 are as follows:

	Year ended December 31,
	2017	2016
Current tax expense (benefit)	237	(4)
Deferred tax benefit	(511)	(11)
Total tax benefit	(274)	(15)

Schedule of Taxes on Items Recognized in Other Comprehensive Loss or Directly in Equity

Taxes on items recognized in “Other comprehensive income (loss)” or directly in equity in 2017 and 2016 are as follows:

	Year ended December 31,
	2017	2016
Deferred tax expense (benefit) on actuarial gains (losses) on defined benefit plans	34	(9)
Deferred tax expense (benefit) on share-based payments	19	(12)
Current tax benefit on share-based payments	(14)	(6)

Schedule of Reconciliation of Income Tax Expense Benefit

Below is a reconciliation of income taxes calculated at the Canadian corporate tax rate of 26.5% (2016 - 26.6%) to the tax benefit for 2017 and 2016:

	Year ended December 31,
	2017	2016
Income before tax	1,188	1,041
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5% (2016 - 26.6%)	315	277
Effects of:
Income taxes recorded at rates different from the Canadian tax rate	(496)	(407)
Tax losses for which no benefit is recognized	42	63
Net non-taxable gains on disposal of businesses	-	(9)
Net non-deductible foreign exchange and other losses	100	17
Withholding taxes	38	24
Impact of non-controlling interests	(18)	(13)
Other adjustments related to prior years	18	(9)
Impact of tax law changes(1)	(298)	(5)
Provision for uncertain tax positions(2)	15	41
Other differences	10	6
Total tax benefit	(274)	(15)

(1) 2017 includes a $304 million deferred tax benefit related to the impact of the U.S. Tax Cuts and Jobs Act of 2017.

(2) 2016 includes a $32 million charge related to the write-down of deferred tax assets to reflect the expected outcome of certain tax disputes.